Organization and Business	12 Months Ended
Jul. 31, 2014
Organization and Business [Abstract]
Organization and Business

1. Organization and Business

All references to “PURE,” “we”, “our,” and “us” refer to Pure Bioscience, Inc. and our wholly owned subsidiary.

Pure Bioscience, Inc. is focused on developing and commercializing our proprietary antimicrobial products that provide solutions to the health and environmental challenges of pathogen and hygienic control. Our technology platform is based on patented stabilized ionic silver, and our initial products contain silver dihydrogen citrate, or SDC. SDC is a broad-spectrum, non-toxic antimicrobial agent that is manufactured as a liquid delivered in various concentrations. We currently distribute and contract the manufacture and distribution of, our SDC-based disinfecting and sanitizing products, which are registered by the Environmental Protection Agency, or EPA. We also contract manufacture and sell SDC-based formulations to manufacturers for use as a raw material ingredient in the production of personal care products. We believe our technology platform has potential application in a number of industries. We intend to focus our current resources on providing food safety solutions to the food industry

We were incorporated in the state of California in August 1992 as Innovative Medical Services. In September 2003, we changed our name to Pure Bioscience. In March 2011, we reincorporated in the state of Delaware. We operate in one business segment.

Effective on August 14, 2012 and commencing with the opening of trading on August 15, 2012, we effected a reverse stock split of our issued and outstanding common stock, $0.01 par value per share, at a ratio of one-for-eight, with each eight (8) issued and outstanding shares of our common stock automatically combined and converted into one (1) issued and outstanding share of our common stock. The reverse stock split was approved by stockholders holding a majority of our outstanding voting power at our annual meeting of stockholders held on July 31, 2012. All information in our consolidated financial statements and the notes thereto regarding share amounts of our common stock and prices per share of our common stock has been adjusted to reflect the application of the reverse stock split on a retroactive basis.

Liquidity

Since our inception, we have financed our operations primarily through public and private offerings of securities, debt financings, and revenue from product sales and license agreements. We have a history of recurring losses, and as of July 31, 2014 we have incurred a cumulative net loss of $81,221,000.

As of July 31, 2014, we had $86,000 in cash and cash equivalents, and $1,829,000 of current liabilities.  As of July 31, 2014, we had no long term debt.

Subsequent to July 31, 2014, we received approximately $7.49 million in connection with private placements (see Note 13).

Our future capital requirements depend on numerous forward-looking factors. These factors may include, but are not limited to, the following: the acceptance of, and demand for, our products; our success and the success of our partners in selling our products; our success and the success of our partners in obtaining regulatory approvals to sell our products; the costs of further developing our existing products and technologies; the extent to which we invest in new product and technology development; and the costs associated with the continued operation, and any future growth, of our business. The outcome of these and other forward-looking factors will substantially affect our liquidity and capital resources.

We expect that we will need to increase our liquidity and capital resources by one or more measures. These measures may include, but are not limited to, the following: reducing operating expenses; obtaining financing through the issuance of equity, debt, or convertible securities; entering into partnerships, licenses, or other arrangements with third parties; and reducing the exercise price of outstanding warrants. Any one of these measures could substantially reduce the value to us of our technology and its commercial potential. If we issue equity, debt or convertible securities to raise additional funds, our existing stockholders may experience dilution, and the new equity, debt or convertible securities may have rights, preferences and privileges senior to those of our existing stockholders. There is no guarantee that we would be able to obtain capital on terms acceptable to us, or at all.

If we are unable to obtain sufficient capital, it would have a material adverse effect on our business and operations. It could cause us to fail to execute our business plan, fail to take advantage of future opportunities, or fail to respond to competitive pressures or customer requirements. It also may require us to delay, scale back or eliminate some or all of our research and development programs, to license to third parties the right to commercialize products or technologies that we would otherwise commercialize ourselves, or to reduce or cease operations. If adequate funds are not available when needed, we may be required to significantly modify our business model and operations to reduce spending to a sustainable level.

We believe our available cash received from financings subsequent to our year ended July 31, 2014, our current efforts to market and sell our products, and our ability to significantly reduce expenses, will provide sufficient cash resources to satisfy our needs over the next 12 months. However, we do not yet have, and we may never have, significant cash inflows from product sales or from other sources of revenue to offset our ongoing and planned investments in, research and development projects, regulatory submissions, business development activities, and sales and marketing, among other investments. Some or all of our ongoing or planned investments may not be successful. In addition, irrespective of our cash resources, we may be contractually or legally obligated to make certain investments which cannot be postponed.

Recent Corporate Developments

New Board of Directors and Management Team

On August 13, 2013, the following managerial and corporate governance changes occurred to create a new Board of Directors, or Board, and management team:

•	Michael L. Krall, Donna Singer, and Dennis Brovarone resigned as members of the Board;
•	Michael L. Krall, Donna Singer, and Dennis Atchley resigned all positions respectively held by them as officers of the Company;
•	Dave J. Pfanzelter was appointed by the Board to be the Chairman of the Board;
•	Dave J. Pfanzelter was appointed by the Board to serve as Interim Chief Executive Officer;
•	Gary D. Cohee was appointed by the Board to serve as a member of the Board; and
•	Peter C. Wulff was appointed by the Board to serve as Chief Financial Officer, Chief Operating Officer, and Corporate Secretary.

On July 22, 2013, Jon Carbone and Paul Maier resigned as directors of the Company and as members of the Audit and Compensation Committees.

On September 10, 2013, the Board appointed Henry R. Lambert to serve as Chief Executive Officer and a member of the Board. In connection with the hiring of Henry R. Lambert to serve as our Chief Executive Officer, Dave J. Pfanzelter resigned his position as our Interim Chief Executive Officer. Mr. Pfanzelter continues to render significant services to us and continues to serve as our Chairman of the Board.

In October 2013, we appointed three additional members to the Board; Dr. David Theno, Jr., Craig Culver and William Otis. On April 9, 2014, Craig Culver resigned from the Board.

On October 24, 2014, we appointed Tom Y. Lee, CPA, to the Board. The Board now consists of six members who provide professional experience in business and finance; food science and food safety; and foodservice and food manufacturing.

NASDAQ Delisting

Our common stock was delisted from The NASDAQ Capital Market and on May 17, 2013 our common stock began trading on the OTCQB Marketplace under the ticker symbol “PURE.” We continue to file periodic reports with the Securities and Exchange Commission in accordance with the requirements of Section 12(g) of the Securities Exchange Act of 1934, as amended.